UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

Lord abbett research fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2020

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Dividend Growth Fund*

Growth Opportunities Fund

Small Cap Value Fund

For the six-month period ended May 31, 2020

* formerly Calibrated Dividend Growth Fund

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Dividend Growth Fund

13	Growth Opportunities Fund

17	Small Cap Value Fund

20	Statements of Assets and Liabilities

22	Statements of Operations

24	Statements of Changes in Net Assets

26	Financial Highlights

38	Notes to Financial Statements

53	Supplemental Information to Shareholders

Lord Abbett Research Fund
Lord Abbett Dividend Growth Fund,
Lord Abbett Growth Opportunities Fund, and
Lord Abbett Small Cap Value Fund
Semiannual Report

For the six-month period ended May 31, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2020. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 through May 31, 2020).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/19 – 5/31/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Dividend Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A
Actual	$1,000.00	$967.10	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.20	$4.85
Class C
Actual	$1,000.00	$963.20	$8.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.40	$8.67
Class F
Actual	$1,000.00	$967.90	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.59
Class F3
Actual	$1,000.00	$969.00	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.85	$3.18
Class I
Actual	$1,000.00	$968.10	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.59
Class P
Actual	$1,000.00	$965.60	$5.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.86
Class R2
Actual	$1,000.00	$965.30	$6.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.66
Class R3
Actual	$1,000.00	$965.60	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.11
Class R4
Actual	$1,000.00	$967.10	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.20	$4.85
Class R5
Actual	$1,000.00	$967.50	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.59
Class R6
Actual	$1,000.00	$968.30	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.85	$3.18

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.72% for Class C, 0.71% for Class F, 0.63% for Class F3, 0.71% for Class I, 1.16% for Class P, 1.32% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Communication Services	6.24%
Consumer Discretionary	10.57%
Consumer Staples	8.13%
Energy	3.04%
Financials	13.44%
Health Care	17.22%
Industrials	12.79%
Information Technology	20.65%
Materials	2.44%
Utilities	4.99%
Repurchase Agreement	0.49%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A*
Actual	$1,000.00	$1,046.00	$5.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.81
Class C*
Actual	$1,000.00	$1,041.80	$9.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.45	$9.62
Class F*
Actual	$1,000.00	$1,046.70	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class F3*
Actual	$1,000.00	$1,047.50	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.85	$4.19
Class I*
Actual	$1,000.00	$1,047.00	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.45	$4.60
Class P*
Actual	$1,000.00	$1,044.80	$6.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.86
Class R2*
Actual	$1,000.00	$1,043.90	$7.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.45	$7.62
Class R3*
Actual	$1,000.00	$1,044.60	$7.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.11
Class R4*
Actual	$1,000.00	$1,046.00	$5.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.81
Class R5*
Actual	$1,000.00	$1,047.40	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.55
Class R6*
Actual	$1,000.00	$1,047.80	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.85	$4.19

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.15% for Class A, 1.91% for C, 1.00% for Class F, 0.83% for Class F3, 0.91% for Class I, 1.36% for Class P, 1.51% for Class R2, 1.41% for Class R3, 1.15% for Class R4, 0.90% for Class R5 and 0.83% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.06% for Class A, 1.81% for Class C, 0.91% for Class F, 0.75% for Class F3, 0.81% for Class I, 1.26% for Class P, 1.41% for Class R2, 1.31% for Class R3, 1.06% for Class R4, 0.81% for Class R5 and 0.75% for Class R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.42	$5.35
Class C	$9.24	$9.12
Class F	$4.66	$4.60
Class F3	$3.84	$3.79
Class I	$4.15	$4.09
Class P	$6.44	$6.36
Class R2	$7.20	$7.11
Class R3	$6.70	$6.61
Class R4	$5.42	$5.35
Class R5	$4.15	$4.09
Class R6	$3.84	$3.80

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Communication Services	2.39%
Consumer Discretionary	14.87%
Consumer Staples	3.40%
Energy	0.54%
Financials	7.01%
Health Care	18.99%
Industrials	14.37%
Information Technology	31.28%
Materials	4.00%
Real Estate	2.58%
Repurchase Agreement	0.57%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A
Actual	$1,000.00	$771.30	$5.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.21
Class C
Actual	$1,000.00	$768.30	$8.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.05	$10.02
Class F
Actual	$1,000.00	$771.40	$4.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.45
Class F3
Actual	$1,000.00	$772.10	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.65	$4.39
Class I
Actual	$1,000.00	$772.00	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$4.95
Class P
Actual	$1,000.00	$769.90	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.21
Class R2
Actual	$1,000.00	$769.40	$7.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.05	$8.02
Class R3
Actual	$1,000.00	$769.80	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.47
Class R4
Actual	$1,000.00	$770.70	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.21
Class R5
Actual	$1,000.00	$771.80	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$4.95
Class R6
Actual	$1,000.00	$772.50	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.65	$4.39

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.99% for C, 1.08% for Class F, 0.87% for Class F3, 0.98% for Class I, 1.43% for Class P, 1.59% for Class R2, 1.48% for Class R3, 1.23% for Class R4, 0.98% for Class R5 and 0.87% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Communication Services	1.68%
Consumer Discretionary	9.82%
Consumer Staples	3.03%
Energy	3.73%
Financials	27.05%
Health Care	6.47%
Industrials	17.06%
Information Technology	7.89%
Materials	6.87%
Real Estate	7.90%
Utilities	6.18%
Repurchase Agreement	1.27%
Money Market Funds(a)	1.05%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

DIVIDEND GROWTH FUND May 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.37%

Aerospace & Defense 3.44%
L3Harris Technologies, Inc.	114,500	$22,837
Northrop Grumman Corp.	76,600	25,676
Raytheon Technologies Corp.	505,241	32,598
Total		81,111

Banks 2.04%
JPMorgan Chase & Co.	495,100	48,178

Beverages 1.65%
Coca-Cola Co. (The)	832,679	38,869

Biotechnology 1.99%
AbbVie, Inc.	507,507	47,031

Capital Markets 9.00%
Ameriprise Financial, Inc.	281,900	39,486
BlackRock, Inc.	121,400	64,177
MarketAxess Holdings, Inc.	33,300	16,936
Moody’s Corp.	141,600	37,865
S&P Global, Inc.	165,700	53,856
Total		212,320

Chemicals 2.44%
Air Products and Chemicals, Inc.	137,000	33,106
Linde plc (United Kingdom)(a)	120,400	24,362
Total		57,468

Commercial Services & Supplies 1.36%
Waste Management, Inc.	299,600	31,982

Distributors 0.44%
Pool Corp.	38,900	10,465

Diversified Telecommunication Services 2.08%
Verizon Communications, Inc.	856,600	49,152

Electric: Utilities 1.97%
NextEra Energy, Inc.	181,800	46,461
Investments	Shares	Fair Value (000)
Electrical Equipment 0.86%
Hubbell, Inc.	166,300	$20,358

Entertainment 1.59%
Walt Disney Co. (The)	319,300	37,454

Food & Staples Retailing 4.38%
Costco Wholesale Corp.	124,700	38,466
Sysco Corp.	414,800	22,881
Walmart, Inc.	337,570	41,879
Total		103,226

Health Care Equipment & Supplies 8.85%
Abbott Laboratories	679,600	64,507
Danaher Corp.	337,500	56,231
Medtronic plc (Ireland)(a)	470,103	46,343
West Pharmaceutical Services, Inc.	192,500	41,588
Total		208,669

Health Care Providers & Services 2.73%
AmerisourceBergen Corp.	262,100	24,988
UnitedHealth Group, Inc.	129,000	39,326
Total		64,314

Hotels, Restaurants & Leisure 2.84%
McDonald’s Corp.	359,726	67,024

Household Products 0.66%
Procter & Gamble Co. (The)	133,400	15,464

Information Technology Services 6.17%
Accenture plc Class A (Ireland)(a)	279,200	56,292
Jack Henry & Associates, Inc.	135,500	24,507
Visa, Inc. Class A	331,700	64,761
Total		145,560

Insurance 2.38%
Chubb Ltd. (Switzerland)(a)	275,300	33,570
RenaissanceRe Holdings Ltd.	134,500	22,577
Total		56,147

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH FUND May 31, 2020

Investments	Shares	Fair Value (000)
Machinery 3.28%
Dover Corp.	244,900	$23,816
Illinois Tool Works, Inc.	162,900	28,094
Stanley Black & Decker, Inc.	203,400	25,517
Total		77,427

Media 2.56%
Comcast Corp. Class A	1,524,800	60,382

Multi-Line Retail 0.67%
Target Corp.	129,900	15,891

Multi-Utilities 3.01%
CMS Energy Corp.	634,000	37,139
WEC Energy Group, Inc.	369,800	33,922
Total		71,061

Oil, Gas & Consumable Fuels 3.04%
Chevron Corp.	449,462	41,216
ONEOK, Inc.	386,622	14,185
Total SA ADR	434,100	16,313
Total		71,714

Personal Products 1.44%
Estee Lauder Cos., Inc. (The) Class A	171,900	33,945

Pharmaceuticals 3.63%
Johnson & Johnson	419,123	62,345
Merck & Co., Inc.	287,500	23,207
Total		85,552

Road & Rail 3.84%
J.B. Hunt Transport Services, Inc.	265,900	31,820
Union Pacific Corp.	345,400	58,670
Total		90,490
Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 7.39%
Analog Devices, Inc.	351,700	$39,725
Microchip Technology, Inc.	382,467	36,724
QUALCOMM, Inc.	497,626	40,248
Texas Instruments, Inc.	484,400	57,518
Total		174,215

Software 5.01%
Microsoft Corp.	645,500	118,288

Specialty Retail 4.43%
Home Depot, Inc. (The)	43,800	10,883
Lowe’s Cos., Inc.	384,675	50,142
TJX Cos., Inc. (The)	824,500	43,501
Total		104,526

Technology Hardware, Storage & Peripherals 2.04%
Apple, Inc.	151,700	48,232

Textiles, Apparel & Luxury Goods 2.16%
NIKE, Inc. Class B	516,800	50,946
Total Common Stocks (cost $2,052,389,746)		2,343,922

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH FUND May 31, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.49%

Repurchase Agreement
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $11,095,000 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $11,740,452; proceeds: $11,506,289 (cost $11,506,289)	$11,506	$11,506
Total Investments in Securities 99.86% (cost $2,063,896,035)		2,355,428
Cash and Other Assets in Excess of Liabilities(b) 0.14%		3,420
Net Assets 100.00%		$2,358,848

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E- Mini S&P 500 Index	June 2020	69	Long	$9,837,756	$10,494,900	$657,144

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(concluded)

DIVIDEND GROWTH FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,343,922	$–	$–	$2,343,922
Short-Term Investment
Repurchase Agreement	–	11,506	–	11,506
Total	$2,343,922	$11,506	$–	$2,355,428

Other Financial Instruments
Futures Contracts
Assets	$657	$–	$–	$657
Liabilities	–	–	–	–
Total	$657	$–	$–	$657

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES FUND May 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.53%

Aerospace & Defense 2.49%
CAE, Inc. (Canada)(a)	320,875	$4,823
L3Harris Technologies, Inc.	38,267	7,632
TransDigm Group, Inc.	8,607	3,657
Total		16,112

Banks 0.81%
First Republic Bank	48,585	5,255

Beverages 1.22%
Brown-Forman Corp. Class B	119,961	7,909

Biotechnology 5.46%
Acceleron Pharma, Inc.*	8,970	886
Argenx SE ADR*	13,946	3,058
BioMarin Pharmaceutical, Inc.*	54,490	5,806
Blueprint Medicines Corp.*	19,063	1,242
Iovance Biotherapeutics, Inc.*	60,006	1,926
Natera, Inc.*	133,162	5,839
Neurocrine Biosciences, Inc.*	52,171	6,509
Sarepta Therapeutics, Inc.*	30,847	4,697
Seattle Genetics, Inc.*	34,375	5,404
Total		35,367

Building Products 0.68%
Allegion plc (Ireland)(a)	44,436	4,430

Capital Markets 3.22%
MarketAxess Holdings, Inc.	20,738	10,547
Moody’s Corp.	13,440	3,594
MSCI, Inc.	20,473	6,733
Total		20,874

Chemicals 0.48%
FMC Corp.	31,311	3,081

Commercial Services & Supplies 0.50%
Healthcare Services Group, Inc.	136,183	3,258
Investments	Shares	Fair Value (000)
Construction Materials 1.46%
Vulcan Materials Co.	87,073	$9,432

Consumer Finance 0.48%
SLM Corp.	411,761	3,121

Containers & Packaging 2.07%
Avery Dennison Corp.	39,696	4,393
Ball Corp.	126,352	9,004
Total		13,397

Diversified Consumer Services 0.86%
Service Corp. International	141,081	5,563

Electrical Equipment 2.61%
AMETEK, Inc.	111,040	10,184
Hubbell, Inc.	54,961	6,728
Total		16,912

Electronic Equipment, Instruments & Components 1.69%
Keysight Technologies, Inc.*	59,727	6,458
Trimble, Inc.*	115,452	4,517
Total		10,975

Equity Real Estate Investment Trusts 2.59%
SBA Communications Corp.	53,301	16,743

Health Care Equipment & Supplies 6.32%
ABIOMED, Inc.*	17,835	3,993
Align Technology, Inc.*	46,184	11,344
DexCom, Inc.*	21,297	8,057
Edwards Lifesciences Corp.*	2,899	651
Insulet Corp.*	20,993	3,959
Teleflex, Inc.	26,378	9,571
West Pharmaceutical Services, Inc.	15,459	3,340
Total		40,915

Health Care Providers & Services 2.68%
Centene Corp.*	199,439	13,213
Guardant Health, Inc.*	46,217	4,177
Total		17,390

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2020

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 2.40%
Aramark	130,481	$3,378
Chipotle Mexican Grill, Inc.*	8,640	8,674
Vail Resorts, Inc.	17,451	3,461
Total		15,513

Household Products 1.53%
Church & Dwight Co., Inc.	132,293	9,931

Industrial Conglomerates 1.15%
Roper Technologies, Inc.	18,958	7,466

Information Technology Services 13.00%
Euronet Worldwide, Inc.*	22,358	2,118
Fidelity National Information Services, Inc.	145,796	20,241
FleetCor Technologies, Inc.*	40,894	9,969
Genpact Ltd.	220,019	7,910
Global Payments, Inc.	114,768	20,600
Square, Inc. Class A*	21,645	1,755
Twilio, Inc. Class A*	62,232	12,297
Wix.com Ltd. (Israel)*(a)	41,876	9,310
Total		84,200

Insurance 2.50%
Axis Capital Holdings Ltd.	64,532	2,423
Goosehead Insurance, Inc. Class A*	123,878	7,426
RenaissanceRe Holdings Ltd.	37,959	6,372
Total		16,221

Interactive Media & Services 2.39%
IAC/InterActiveCorp.*	43,251	11,694
Snap, Inc. Class A*	200,211	3,792
Total		15,486

Leisure Products 0.51%
Peloton Interactive, Inc. Class A*	77,778	3,281
Investments	Shares		Fair Value (000)
Life Sciences Tools & Services 2.98%
10X Genomics, Inc. Class A*		29,953	$2,335
Agilent Technologies, Inc.		38,218	3,368
Bio-Rad Laboratories, Inc. Class A*		12,008	5,900
Charles River Laboratories International, Inc.*		42,851	7,699
Total			19,302

Machinery 1.73%
Fortive Corp.		74,630	4,551
Stanley Black & Decker, Inc.		52,903	6,637
Total			11,188

Multi-Line Retail 4.00%
Dollar General Corp.		90,438	17,320
Dollar Tree, Inc.*		87,557	8,569
Total			25,889

Oil, Gas & Consumable Fuels 0.54%
Parsley Energy, Inc. Class A		385,878	3,527

Personal Products 0.65%
Shiseido Co., Ltd.(b)	JPY	69,488	4,233

Pharmaceuticals 1.56%
Zoetis, Inc.		72,717	10,136

Professional Services 1.78%
CoStar Group, Inc.*		17,553	11,529

Road & Rail 3.44%
J.B. Hunt Transport Services, Inc.		63,330	7,579
Kansas City Southern		23,714	3,569
Old Dominion Freight Line, Inc.		42,087	7,201
Saia, Inc.*		36,146	3,920
Total			22,269

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2020

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 5.73%
Advanced Micro Devices, Inc.*	190,418	$10,244
Analog Devices, Inc.	76,597	8,652
Lam Research Corp.	36,825	10,078
Xilinx, Inc.	88,293	8,119
Total		37,093

Software 10.89%
Anaplan, Inc.*	71,520	3,284
Coupa Software, Inc.*	14,764	3,359
DocuSign, Inc.*	2,637	369
New Relic, Inc.*	41,073	2,717
Palo Alto Networks, Inc.*	27,500	6,470
RingCentral, Inc. Class A*	69,726	19,122
ServiceNow, Inc.*	25,956	10,069
Slack Technologies, Inc. Class A*	90,811	3,183
Splunk, Inc.*	80,662	14,990
Zendesk, Inc.*	81,356	6,976
Total		70,539

Specialty Retail 5.94%
Burlington Stores, Inc.*	59,021	12,375
O’Reilly Automotive, Inc.*	37,515	15,653
Tractor Supply Co.	85,368	10,416
Total		38,444

Textiles, Apparel & Luxury Goods 1.19%
Canada Goose Holdings, Inc. (Canada)*(a)	42,141	822
Carter’s, Inc.	41,050	3,527
Lululemon Athletica, Inc. (Canada)*(a)	11,250	3,376
Total		7,725
Total Common Stocks (cost $417,162,577)		644,706
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.57%

Repurchase Agreement
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $3,570,000 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $3,777,685; proceeds: $3,701,701 (cost $3,701,701)	$3,702	$3,702
Total Investments in Securities 100.10% (cost $420,864,278)		648,408
Liabilities in Excess of Other Assets (0.10)%		(635)
Net Assets 100.00%		$647,773

ADR	American Depositary Receipt.
JPY	Japanese Yen.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$644,706	$–	$–	$644,706
Short-Term Investment
Repurchase Agreement	–	3,702	–	3,702
Total	$644,706	$3,702	$–	$648,408

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.16%

Aerospace & Defense 0.78%
Triumph Group, Inc.*	575,054	$4,307

Auto Components 1.54%
Dorman Products, Inc.*	121,395	8,488

Automobiles 2.19%
Thor Industries, Inc.	139,427	12,019

Banks 15.06%
Bancorp, Inc. (The)*	1,416,917	12,469
Bank of Hawaii Corp.	128,300	8,253
BankUnited, Inc.	313,900	5,801
Camden National Corp.	252,590	8,472
East West Bancorp, Inc.	148,044	5,174
Opus Bank	519,526	10,126
Prosperity Bancshares, Inc.	116,400	7,611
Sterling Bancorp	603,500	7,423
TCF Financial Corp.	350,659	10,141
Valley National Bancorp	920,157	7,343
Total		82,813

Building Products 1.74%
Masonite International Corp.*	144,003	9,559

Capital Markets 7.98%
Brightsphere Investment Group, Inc.*	997,433	8,328
Golub Capital BDC, Inc.(a)	722,655	8,773
Houlihan Lokey, Inc.	95,060	5,749
Moelis & Co. Class A	234,700	7,893
TPG Specialty Lending, Inc.	348,080	6,405
Victory Capital Holdings, Inc. Class A	402,500	6,726
Total		43,874
Investments	Shares	Fair Value (000)
Chemicals 6.97%
AdvanSix, Inc.*	389,430	$4,611
Axalta Coating Systems Ltd.*	395,130	9,131
Chase Corp.	81,766	8,148
PolyOne Corp.	299,784	7,429
Valvoline, Inc.	491,900	9,026
Total		38,345

Construction & Engineering 1.79%
Arcosa, Inc.	120,353	4,594
EMCOR Group, Inc.	82,201	5,224
Total		9,818

Electric: Utilities 3.10%
IDACORP, Inc.	95,964	8,946
Portland General Electric Co.	171,700	8,089
Total		17,035

Electrical Equipment 0.95%
Acuity Brands, Inc.	60,893	5,246

Electronic Equipment, Instruments & Components 2.91%
Avnet, Inc.	255,700	6,965
Littelfuse, Inc.	55,600	9,035
Total		16,000

Energy Equipment & Services 1.64%
Cactus, Inc. Class A	219,300	4,184
Core Laboratories NV (Netherlands)(b)	237,718	4,807
Total		8,991

Equity Real Estate Investment Trusts 6.80%
First Industrial Realty Trust, Inc.	251,100	9,512
Highwoods Properties, Inc.	207,500	7,941
Outfront Media, Inc.	247,490	3,475
STAG Industrial, Inc.	364,800	9,813
Weingarten Realty Investors	371,500	6,642
Total		37,383

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2020

Investments	Shares	Fair Value (000)
Food & Staples Retailing 1.29%
Sprouts Farmers
Market, Inc.*	283,172	$7,116

Health Care Equipment & Supplies 3.00%
Natus Medical, Inc.*	266,297	5,699
NuVasive, Inc.*	178,401	10,811
Total		16,510

Health Care Providers & Services 1.43%
AMN Healthcare Services, Inc.*	177,700	7,883

Hotels, Restaurants & Leisure 1.27%
Dunkin’ Brands Group, Inc.	109,166	6,972

Household Products 1.79%
Spectrum Brands Holdings, Inc.	207,541	9,821

Information Technology Services 3.34%
CACI International, Inc. Class A*	35,000	8,777
MAXIMUS, Inc.	133,200	9,593
Total		18,370

Insurance 3.67%
Argo Group International Holdings Ltd.	124,700	3,827
Axis Capital Holdings Ltd.	181,800	6,825
Hanover Insurance Group, Inc. (The)	49,600	4,977
ProSight Global, Inc.*	510,656	4,525
Total		20,154

Leisure Products 1.91%
Malibu Boats, Inc. Class A*	222,351	10,479

Life Sciences Tools & Services 2.13%
Syneos Health, Inc.*	192,100	11,716
Investments	Shares		Fair Value (000)
Machinery 6.90%
Alamo Group, Inc.		96,790	$10,000
Columbus McKinnon Corp.		335,700	10,209
Crane Co.		134,490	7,494
Hillenbrand, Inc.		397,429	10,230
Total			37,933

Media 1.71%
Nexstar Media Group, Inc. Class A		68,900	5,740
Scholastic Corp.		124,700	3,666
Total			9,406

Multi-Utilities 3.17%
Avista Corp.		154,448	6,050
Black Hills Corp.		84,343	5,205
NorthWestern Corp.		102,900	6,186
Total			17,441

Oil, Gas & Consumable Fuels 2.15%
MEG Energy Corp.*(c)	CAD	1,296,900	3,014
Par Pacific Holdings, Inc.*		469,318	4,360
WPX Energy, Inc.*		780,845	4,427
Total			11,801

Professional Services 0.84%
ICF International, Inc.		70,396	4,617

Real Estate Management & Development 1.22%
Marcus & Millichap, Inc.*		243,609	6,716

Road & Rail 3.29%
Landstar System, Inc.		85,128	9,897
Saia, Inc.*		75,675	8,206
Total			18,103

Semiconductors & Semiconductor Equipment 1.76%
Entegris, Inc.		67,007	4,012
Ichor Holdings Ltd.*		249,661	5,680
Total			9,692

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2020

Investments	Shares	Fair Value (000)
Specialty Retail 1.78%
Williams-Sonoma, Inc.	117,928	$9,813

Textiles, Apparel & Luxury Goods 1.28%
Skechers U.S.A., Inc. Class A*	224,071	7,018

Thrifts & Mortgage Finance 0.75%
Essent Group Ltd.	125,200	4,138

Trading Companies & Distributors 1.03%
Applied Industrial Technologies, Inc.	97,470	5,648
Total Common Stocks (cost $615,430,463)		545,225

	Principal Amount (000)
SHORT-TERM INVESTMENTS 2.35%

Repurchase Agreement 1.29%
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $6,815,000 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $7,211,463; proceeds: $7,068,367 (cost $7,068,367)	$7,068	7,068
Investments	Shares	Fair Value (000)
Money Market Funds 1.06%
CitiBank N.A.(d)	585	$585
Fidelity Government Portfolio(d)	5,263	5,263
Total Money Market Funds (cost $5,847,500)		5,848
Total Short-Term Investments (cost $12,915,867)		12,916
Total Investments in Securities 101.51% (cost $628,346,330)		558,141
Liabilities in Excess of Cash, Foreign Cash and Other Assets (1.51)%		(8,285)
Net Assets 100.00%		$549,856

CAD	Canadian Dollar.
*	Non-income producing security.
(a)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$545,225	$–	$–	$545,225
Short-Term Investments
Repurchase Agreement	–	7,068	–	7,068
Money Market Fund	5,848	–	–	5,848
Total	$551,073	$7,068	$–	$558,141

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	19

Statements of Assets and Liabilities (unaudited)

May 31, 2020

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$2,063,896,035	$420,864,278	$628,346,330
Investments in securities, at fair value (including $0, $0 and $5,679,092, respectively, of securities loaned)	$2,355,427,903	$648,408,137	$558,141,043
Deposits with brokers for futures collateral	828,000	–	–
Receivables:
Investment securities sold	5,000,574	4,293,887	–
Dividends	4,192,192	344,943	853,327
Capital shares sold	2,939,634	326,790	204,045
Securities lending income receivable	–	–	10,935
From advisor (See Note 3)	20,007	69,720	–
Variation margin for futures contracts	13,382	–	–
Prepaid expenses and other assets	116,264	70,095	73,439
Total assets	2,368,537,956	653,513,572	559,282,789
LIABILITIES:
Payables:
Investment securities purchased	5,111,463	4,686,225	1,972,077
Payable for collateral due to broker for securities lending	–	–	5,847,500
Capital shares reacquired	2,092,225	206,268	525,276
Management fee	1,032,611	387,544	325,605
12b-1 distribution plan	480,406	113,099	67,601
Directors’ fees	287,851	93,405	276,388
Fund administration	75,998	20,669	17,366
Accrued expenses	609,197	232,942	395,463
Total liabilities	9,689,751	5,740,152	9,427,276
Commitments and contingent liabilities
NET ASSETS	$2,358,848,205	$647,773,420	$549,855,513
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,075,946,772	$386,823,046	$649,738,762
Total distributable earnings (loss)	282,901,433	260,950,374	(99,883,249)
Net Assets	$2,358,848,205	$647,773,420	$549,855,513

20	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2020

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund

Net assets by class:
Class A Shares	$1,645,551,211	$394,899,179	$179,867,101
Class C Shares	$193,828,965	$26,038,728	$5,352,732
Class F Shares	$248,738,692	$29,779,839	$6,275,583
Class F3 Shares	$202,877,978	$12,128,408	$22,613,343
Class I Shares	$34,138,096	$155,961,856	$308,312,173
Class P Shares	$901,902	$2,786,795	$14,453,117
Class R2 Shares	$799,416	$760,766	$344,040
Class R3 Shares	$13,644,980	$14,901,566	$4,138,864
Class R4 Shares	$5,128,177	$1,615,315	$987,006
Class R5 Shares	$307,994	$77,527	$36,004
Class R6 Shares	$12,930,794	$8,823,441	$7,475,550
Outstanding shares by class:
Class A Shares (538.125,198 and 378 million shares of common stock authorized, $.001 par value)	109,282,656	15,982,046	15,964,069
Class C Shares (40, 40 and 30 million shares of common stock authorized, $.001 par value)	13,067,703	1,499,960	1,290,297
Class F Shares (144.375, 66 and 63 million shares of common stock authorized, $.001 par value)	16,480,113	1,149,944	550,856
Class F3 Shares (88.125, 66 and 63 million shares of common stock authorized, $.001 par value)	13,263,464	420,819	1,568,775
Class I Shares (144.375, 66 and 315 million shares of common stock authorized, $.001 par value)	2,242,543	5,447,123	21,549,649
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	59,513	116,535	1,385,566
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	52,498	32,794	33,569
Class R3 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	911,358	626,617	394,558
Class R4 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	340,957	65,367	87,402
Class R5 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	20,243	2,705	2,514
Class R6 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	845,567	306,203	518,755
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.06	$24.71	$11.27
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$15.98	$26.22	$11.96
Class C Shares-Net asset value	$14.83	$17.36	$ 4.15
Class F Shares-Net asset value	$15.09	$25.90	$11.39
Class F3 Shares-Net asset value	$15.30	$28.82	$14.41
Class I Shares-Net asset value	$15.22	$28.63	$14.31
Class P Shares-Net asset value	$15.15	$23.91	$10.43
Class R2 Shares-Net asset value	$15.23	$23.20	$10.25
Class R3 Shares-Net asset value	$14.97	$23.78	$10.49
Class R4 Shares-Net asset value	$15.04	$24.71	$11.29
Class R5 Shares-Net asset value	$15.21	$28.66	$14.32
Class R6 Shares-Net asset value	$15.29	$28.82	$14.41

See Notes to Financial Statements.	21

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2020

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $47,995, $10,158 and $8,394, respectively)	$27,087,075	$3,240,615	$7,266,929
Securities lending net income	–	5,945	14,580
Interest	35,260	18,441	14,244
Total investment income	27,122,335	3,265,001	7,295,753
Expenses:
Management fee	6,424,321	2,588,884	2,358,783
12b-1 distribution plan-Class A	2,040,735	461,650	264,816
12b-1 distribution plan-Class C	1,000,932	126,623	33,556
12b-1 distribution plan-Class F	137,038	12,830	3,909
12b-1 distribution plan-Class P	2,164	6,355	37,494
12b-1 distribution plan-Class R2	2,804	2,313	1,540
12b-1 distribution plan-Class R3	36,366	35,838	11,531
12b-1 distribution plan-Class R4	6,471	1,635	1,455
Shareholder servicing	981,275	285,231	337,426
Fund administration	475,630	138,074	125,802
Registration	122,512	75,277	74,274
Reports to shareholders	96,343	23,326	25,489
Professional	35,523	27,853	28,002
Directors’ fees	32,822	10,815	9,908
Custody	14,123	4,071	9,137
Other	77,295	66,888	45,322
Gross expenses	11,486,354	3,867,663	3,368,444
Expense reductions (See Note 9)	(20,806)	(4,248)	(4,437)
Fees waived and expenses reimbursed (See Note 3)	(137,038)	(141,579)	–
Net expenses	11,328,510	3,721,836	3,364,007
Net investment income (loss)	15,793,825	(456,835)	3,931,746
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(4,086,747)	36,540,595	(33,174,682)
Net realized gain (loss) on futures contracts	(2,539,695)	–	–
Net realized gain (loss) on foreign currency related transactions	–	(1,033)	(743)
Net change in unrealized appreciation/depreciation on investments	(108,395,136)	(7,575,171)	(140,306,713)
Net change in unrealized appreciation/depreciation on futures contracts	429,656	–	–
Net realized and unrealized gain (loss)	(114,591,922)	28,964,391	(173,482,138)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(98,798,097)	$28,507,556	$(169,550,392)

22	See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Dividend Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019
Operations:
Net investment income (loss)	$15,793,825	$38,169,186
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(6,626,442)	113,629,427
Net change in unrealized appreciation/depreciation on investments and futures contracts	(107,965,480)	151,139,650
Net increase (decrease) in net assets resulting from operations	(98,798,097)	302,938,263
Distributions to shareholders:
Class A	(85,798,727)	(130,513,086)
Class C	(10,070,672)	(16,917,446)
Class F	(15,033,671)	(19,671,929)
Class F3	(10,360,263)	(15,450,282)
Class I	(2,134,548)	(3,380,561)
Class P	(54,613)	(116,117)
Class R2	(48,934)	(94,801)
Class R3	(783,022)	(1,318,084)
Class R4	(272,351)	(354,368)
Class R5	(13,770)	(19,224)
Class R6	(665,363)	(939,273)
Total distributions to shareholders	(125,235,934)	(188,775,171)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	281,637,451	401,687,035
Reinvestment of distributions	117,471,262	178,925,882
Cost of shares reacquired	(346,931,587)	(530,484,394)
Net increase (decrease) in net assets resulting from capital share transactions	52,177,126	50,128,523
Net increase (decrease) in net assets	(171,856,905)	164,291,615
NET ASSETS:
Beginning of period	$2,530,705,110	$2,366,413,495
End of period	$2,358,848,205	$2,530,705,110

24	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019	For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019

$(456,835)	$(2,441,579)	$3,931,746	$3,108,443

36,539,562	53,980,437	(33,175,425)	126,367,497

(7,575,171)	120,331,650	(140,306,713)	(115,718,266)
28,507,556	171,870,508	(169,550,392)	13,757,674

(20,723,284)	(17,630,577)	(43,991,110)	(47,826,419)
(2,005,599)	(1,847,374)	(3,175,001)	(2,989,801)
(1,220,792)	(1,005,180)	(1,745,862)	(3,017,435)
(373,366)	(313,063)	(4,068,923)	(4,096,535)
(17,636,627)	(17,104,054)	(57,227,526)	(58,302,292)
(183,757)	(149,527)	(3,489,331)	(4,024,562)
(41,760)	(48,322)	(108,411)	(104,944)
(883,104)	(934,613)	(990,977)	(954,955)
(54,769)	(45,753)	(233,999)	(274,383)
(4,172)	(3,310)	(7,775)	(1,680)
(336,618)	(426,423)	(1,115,467)	(2,546,155)
(43,463,848)	(39,508,196)	(116,154,382)	(124,139,161)

65,441,463	113,552,901	66,805,315	75,346,316
42,343,046	38,593,114	110,741,612	116,454,976
(291,807,489)	(230,110,952)	(108,885,249)	(230,129,392)

(184,022,980)	(77,964,937)	68,661,678	(38,328,100)
(198,979,272)	54,397,375	(217,043,096)	(148,709,587)

$846,752,692	$792,355,317	$766,898,609	$915,608,196
$647,773,420	$846,752,692	$549,855,513	$766,898,609

See Notes to Financial Statements.	25

Financial Highlights

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2020(c)	$16.38	$0.09	$(0.60)	$(0.51)	$(0.11)	$(0.70)	$(0.81)
11/30/2019	15.75	0.25	1.64	1.89	(0.23)	(1.03)	(1.26)
11/30/2018	16.26	0.24	0.48	0.72	(0.24)	(0.99)	(1.23)
11/30/2017	14.82	0.25	2.43	2.68	(0.27)	(0.97)	(1.24)
11/30/2016	14.42	0.27	1.38	1.65	(0.25)	(1.00)	(1.25)
11/30/2015	16.97	0.26	(0.46)	(0.20)	(0.26)	(2.09)	(2.35)
Class C
5/31/2020(c)	16.14	0.04	(0.60)	(0.56)	(0.05)	(0.70)	(0.75)
11/30/2019	15.54	0.13	1.62	1.75	(0.12)	(1.03)	(1.15)
11/30/2018	16.06	0.12	0.47	0.59	(0.12)	(0.99)	(1.11)
11/30/2017	14.64	0.14	2.41	2.55	(0.16)	(0.97)	(1.13)
11/30/2016	14.27	0.17	1.35	1.52	(0.15)	(1.00)	(1.15)
11/30/2015	16.81	0.15	(0.45)	(0.30)	(0.15)	(2.09)	(2.24)
Class F
5/31/2020(c)	16.41	0.10	(0.60)	(0.50)	(0.12)	(0.70)	(0.82)
11/30/2019	15.77	0.29	1.63	1.92	(0.25)	(1.03)	(1.28)
11/30/2018	16.26	0.28	0.49	0.77	(0.27)	(0.99)	(1.26)
11/30/2017	14.80	0.28	2.44	2.72	(0.29)	(0.97)	(1.26)
11/30/2016	14.41	0.31	1.35	1.66	(0.27)	(1.00)	(1.27)
11/30/2015	16.96	0.29	(0.47)	(0.18)	(0.28)	(2.09)	(2.37)
Class F3
5/31/2020(c)	16.62	0.11	(0.60)	(0.49)	(0.13)	(0.70)	(0.83)
11/30/2019	15.96	0.30	1.66	1.96	(0.27)	(1.03)	(1.30)
11/30/2018	16.45	0.30	0.48	0.78	(0.28)	(0.99)	(1.27)
4/4/2017 to 11/30/2017(f)	14.66	0.24	1.70	1.94	(0.15)	–	(0.15)
Class I
5/31/2020(c)	16.55	0.10	(0.60)	(0.50)	(0.13)	(0.70)	(0.83)
11/30/2019	15.91	0.29	1.65	1.94	(0.27)	(1.03)	(1.30)
11/30/2018	16.41	0.29	0.48	0.77	(0.28)	(0.99)	(1.27)
11/30/2017	14.93	0.33	2.42	2.75	(0.30)	(0.97)	(1.27)
11/30/2016	14.52	0.31	1.38	1.69	(0.28)	(1.00)	(1.28)
11/30/2015	17.07	0.30	(0.46)	(0.16)	(0.30)	(2.09)	(2.39)
Class P
5/31/2020(c)	16.48	0.07	(0.60)	(0.53)	(0.10)	(0.70)	(0.80)
11/30/2019	15.83	0.22	1.65	1.87	(0.19)	(1.03)	(1.22)
11/30/2018	16.34	0.21	0.48	0.69	(0.21)	(0.99)	(1.20)
11/30/2017	14.88	0.22	2.44	2.66	(0.23)	(0.97)	(1.20)
11/30/2016	14.47	0.24	1.39	1.63	(0.22)	(1.00)	(1.22)
11/30/2015	17.02	0.24	(0.47)	(0.23)	(0.23)	(2.09)	(2.32)

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.06	(3.29	)(d)	0.96	(e)	0.96	(e)	1.35	(e)	$1,645,551	43	(d)
16.38	13.59		0.95		0.95		1.62		1,731,882	51
15.75	4.72		0.94		0.97		1.57		1,627,633	51
16.26	19.35		0.92		1.04		1.70		1,671,580	58
14.82	12.60		0.85		1.06		1.92		1,604,257	70
14.42	(1.34)		0.85		1.07		1.80		1,498,459	58

14.83	(3.68	)(d)	1.72	(e)	1.72	(e)	0.58	(e)	193,829	43	(d)
16.14	12.72		1.70		1.70		0.87		216,647	51
15.54	3.90		1.70		1.73		0.81		230,385	51
16.06	18.57		1.66		1.79		0.96		295,025	58
14.64	11.71		1.60		1.81		1.19		291,842	70
14.27	(2.03)		1.60		1.82		1.06		245,055	58

15.09	(3.21	)(d)	0.71	(e)	0.81	(e)	1.59	(e)	248,739	43	(d)
16.41	13.81		0.70		0.80		1.87		296,993	51
15.77	5.00		0.70		0.82		1.82		241,282	51
16.26	19.71		0.70		0.89		1.92		245,916	58
14.80	12.72		0.70		0.91		2.18		266,399	70
14.41	(1.20)		0.70		0.92		1.95		99,737	58

15.30	(3.10	)(d)	0.63	(e)	0.63	(e)	1.68	(e)	202,878	43	(d)
16.62	13.90		0.63		0.63		1.95		205,183	51
15.96	5.07		0.62		0.65		1.91		188,484	51
16.45	13.31	(d)	0.59	(e)	0.70	(e)	2.34	(e)	176,087	58

15.22	(3.19	)(d)	0.71	(e)	0.71	(e)	1.59	(e)	34,138	43	(d)
16.55	13.87		0.70		0.70		1.87		42,809	51
15.91	4.93		0.69		0.72		1.82		42,698	51
16.41	19.77		0.66		0.79		2.17		43,186	58
14.93	12.86		0.60		0.81		2.18		18,315	70
14.52	(1.09)		0.60		0.82		2.05		15,507	58

15.15	(3.44	)(d)	1.16	(e)	1.16	(e)	1.13	(e)	902	43	(d)
16.48	13.36		1.15		1.15		1.42		1,137	51
15.83	4.48		1.15		1.17		1.36		1,663	51
16.34	19.16		1.12		1.24		1.50		1,794	58
14.88	12.40		1.05		1.26		1.71		1,782	70
14.47	(1.56)		1.05		1.27		1.60		1,834	58

See Notes to Financial Statements.	27

Financial Highlights (concluded)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2020(c)	$16.55	$0.06	$(0.60)	$(0.54)	$(0.08)	$(0.70)	$(0.78)
11/30/2019	15.90	0.19	1.67	1.86	(0.18)	(1.03)	(1.21)
11/30/2018	16.40	0.19	0.49	0.68	(0.19)	(0.99)	(1.18)
11/30/2017	14.93	0.20	2.46	2.66	(0.22)	(0.97)	(1.19)
11/30/2016	14.52	0.22	1.38	1.60	(0.19)	(1.00)	(1.19)
11/30/2015	17.05	0.21	(0.46)	(0.25)	(0.19)	(2.09)	(2.28)
Class R3
5/31/2020(c)	16.29	0.07	(0.60)	(0.53)	(0.09)	(0.70)	(0.79)
11/30/2019	15.67	0.21	1.63	1.84	(0.19)	(1.03)	(1.22)
11/30/2018	16.19	0.20	0.47	0.67	(0.20)	(0.99)	(1.19)
11/30/2017	14.75	0.22	2.42	2.64	(0.23)	(0.97)	(1.20)
11/30/2016	14.36	0.24	1.36	1.60	(0.21)	(1.00)	(1.21)
11/30/2015	16.91	0.23	(0.46)	(0.23)	(0.23)	(2.09)	(2.32)
Class R4
5/31/2020(c)	16.36	0.08	(0.59)	(0.51)	(0.11)	(0.70)	(0.81)
11/30/2019	15.74	0.25	1.63	1.88	(0.23)	(1.03)	(1.26)
11/30/2018	16.25	0.25	0.48	0.73	(0.25)	(0.99)	(1.24)
11/30/2017	14.81	0.26	2.42	2.68	(0.27)	(0.97)	(1.24)
11/30/2016	14.42	0.31	1.34	1.65	(0.26)	(1.00)	(1.26)
6/30/2015 to 11/30/2015(g)	14.37	0.11	0.01	0.12	(0.07)	–	(0.07)
Class R5
5/31/2020(c)	16.55	0.10	(0.61)	(0.51)	(0.13)	(0.70)	(0.83)
11/30/2019	15.90	0.29	1.66	1.95	(0.27)	(1.03)	(1.30)
11/30/2018	16.40	0.29	0.48	0.77	(0.28)	(0.99)	(1.27)
11/30/2017	14.93	0.28	2.46	2.74	(0.30)	(0.97)	(1.27)
11/30/2016	14.52	0.34	1.35	1.69	(0.28)	(1.00)	(1.28)
6/30/2015 to 11/30/2015(g)	14.46	0.13	0.01	0.14	(0.08)	–	(0.08)
Class R6
5/31/2020(c)	16.62	0.11	(0.61)	(0.50)	(0.13)	(0.70)	(0.83)
11/30/2019	15.96	0.30	1.66	1.96	(0.27)	(1.03)	(1.30)
11/30/2018	16.44	0.30	0.49	0.79	(0.28)	(0.99)	(1.27)
11/30/2017	14.95	0.31	2.45	2.76	(0.30)	(0.97)	(1.27)
11/30/2016	14.52	0.43	1.28	1.71	(0.28)	(1.00)	(1.28)
6/30/2015 to 11/30/2015(g)	14.46	0.13	0.01	0.14	(0.08)	–	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.23	(3.47	)(d)	1.32	(e)	1.32	(e)	0.98	(e)	$799	43	(d)
16.55	13.16		1.30		1.30		1.26		1,045	51
15.90	4.38		1.30		1.32		1.22		1,267	51
16.40	19.01		1.27		1.39		1.37		1,335	58
14.93	12.16		1.20		1.41		1.57		1,010	70
14.52	(1.69)		1.20		1.42		1.44		1,108	58

14.97	(3.44	)(d)	1.21	(e)	1.21	(e)	1.09	(e)	13,645	43	(d)
16.29	13.31		1.20		1.20		1.37		16,221	51
15.67	4.48		1.19		1.22		1.31		17,079	51
16.19	19.10		1.14		1.27		1.47		21,399	58
14.75	12.32		1.09		1.30		1.69		23,998	70
14.36	(1.57)		1.08		1.30		1.57		22,189	58

15.04	(3.29	)(d)	0.96	(e)	0.96	(e)	1.34	(e)	5,128	43	(d)
16.36	13.54		0.95		0.95		1.62		5,504	51
15.74	4.75		0.94		0.97		1.61		4,331	51
16.25	19.42		0.93		1.04		1.71		2,171	58
14.81	12.60		0.84		1.06		2.14		316	70
14.42	0.85	(d)	0.85	(e)	1.07	(e)	1.85	(e)	10	58

15.21	(3.25	)(d)	0.71	(e)	0.71	(e)	1.62	(e)	308	43	(d)
16.55	13.87		0.70		0.70		1.89		272	51
15.90	5.00		0.69		0.72		1.84		248	51
16.40	19.71		0.66		0.79		1.88		201	58
14.93	12.86		0.59		0.81		2.38		314	70
14.52	0.98	(d)	0.60	(e)	0.82	(e)	2.11	(e)	10	58

15.29	(3.17	)(d)	0.63	(e)	0.63	(e)	1.68	(e)	12,931	43	(d)
16.62	13.97		0.63		0.63		1.95		13,012	51
15.96	5.06		0.62		0.65		1.89		11,344	51
16.44	19.84		0.62		0.73		2.05		13,163	58
14.95	13.03		0.49		0.70		2.99		235	70
14.52	0.98	(d)	0.49	(e)	0.70	(e)	2.22	(e)	10	58

See Notes to Financial Statements.	29

Financial Highlights

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
5/31/2020(c)	$24.97	$(0.02)	$1.11	$ 1.09	$(1.35)	$24.71
11/30/2019	21.46	(0.09)	4.74	4.65	(1.14)	24.97
11/30/2018	22.21	(0.11)	1.20	1.09	(1.84)	21.46
11/30/2017	18.91	(0.09)	3.97	3.88	(0.58)	22.21
11/30/2016	21.48	(0.07)	0.04	(0.03)	(2.54)	18.91
11/30/2015	23.75	(0.10)	1.09	0.99	(3.26)	21.48
Class C
5/31/2020(c)	18.01	(0.07)	0.77	0.70	(1.35)	17.36
11/30/2019	15.93	(0.19)	3.41	3.22	(1.14)	18.01
11/30/2018	17.08	(0.20)	0.89	0.69	(1.84)	15.93
11/30/2017	14.78	(0.18)	3.06	2.88	(0.58)	17.08
11/30/2016	17.48	(0.16)	–	(0.16)	(2.54)	14.78
11/30/2015	20.06	(0.21)	0.89	0.68	(3.26)	17.48
Class F
5/31/2020(c)	26.09	(0.01)	1.17	1.16	(1.35)	25.90
11/30/2019	22.33	(0.06)	4.96	4.90	(1.14)	26.09
11/30/2018	23.00	(0.08)	1.25	1.17	(1.84)	22.33
11/30/2017	19.54	(0.06)	4.10	4.04	(0.58)	23.00
11/30/2016	22.08	(0.04)	0.04	–	(2.54)	19.54
11/30/2015	24.29	(0.07)	1.12	1.05	(3.26)	22.08
Class F3
5/31/2020(c)	28.86	0.01	1.30	1.31	(1.35)	28.82
11/30/2019	24.53	(0.02)	5.49	5.47	(1.14)	28.86
11/30/2018	25.05	(0.04)	1.36	1.32	(1.84)	24.53
4/4/2017 to 11/30/2017(f)	21.60	–	3.45	3.45	–	25.05
Class I
5/31/2020(c)	28.69	0.02	1.27	1.29	(1.35)	28.63
11/30/2019	24.41	(0.04)	5.46	5.42	(1.14)	28.69
11/30/2018	24.95	(0.05)	1.35	1.30	(1.84)	24.41
11/30/2017	21.12	(0.06)	4.47	4.41	(0.58)	24.95
11/30/2016	23.63	(0.03)	0.06	0.03	(2.54)	21.12
11/30/2015	25.75	(0.05)	1.19	1.14	(3.26)	23.63
Class P
5/31/2020(c)	24.24	(0.04)	1.06	1.02	(1.35)	23.91
11/30/2019	20.90	(0.13)	4.61	4.48	(1.14)	24.24
11/30/2018	21.72	(0.15)	1.17	1.02	(1.84)	20.90
11/30/2017	18.54	(0.12)	3.88	3.76	(0.58)	21.72
11/30/2016	21.15	(0.11)	0.04	(0.07)	(2.54)	18.54
11/30/2015	23.48	(0.14)	1.07	0.93	(3.26)	21.15
Class R2
5/31/2020(c)	23.57	(0.05)	1.03	0.98	(1.35)	23.20
11/30/2019	20.39	(0.16)	4.48	4.32	(1.14)	23.57
11/30/2018	21.26	(0.18)	1.15	0.97	(1.84)	20.39
11/30/2017	18.19	(0.15)	3.80	3.65	(0.58)	21.26
11/30/2016	20.83	(0.13)	0.03	(0.10)	(2.54)	18.19
11/30/2015	23.20	(0.17)	1.06	0.89	(3.26)	20.83

30	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.60	(d)	1.15	(e)	1.20	(e)	(0.24	)(e)	$394,899	13	(d)
23.48		–		1.16		(0.39)		385,588	27
5.41		–		1.18		(0.51)		333,638	55
21.17		–		1.26		(0.43)		348,028	73
0.37		–		1.29		(0.39)		356,816	117
4.78		–		1.28		(0.46)		409,626	97

4.18	(d)	1.91	(e)	1.96	(e)	(1.00	)(e)	26,039	13	(d)
22.58		–		1.91		(1.14)		26,860	27
4.61		–		1.93		(1.27)		26,130	55
20.28		–		2.00		(1.17)		42,858	73
(0.39)		–		2.03		(1.14)		50,084	117
4.00		–		2.02		(1.20)		61,670	97

4.67	(d)	1.00	(e)	1.05	(e)	(0.12	)(e)	29,780	13	(d)
23.69		–		1.01		(0.24)		23,271	27
5.53		–		1.03		(0.36)		20,840	55
21.36		–		1.11		(0.29)		21,021	73
0.52		–		1.14		(0.23)		22,020	117
4.95		–		1.13		(0.31)		21,956	97

4.75	(d)	0.83	(e)	0.87	(e)	0.05	(e)	12,128	13	(d)
23.90		–		0.86		(0.08)		7,986	27
5.73		–		0.85		(0.18)		6,804	55
15.97	(d)	–		0.87	(e)	0.01	(e)	6,105	73

4.70	(d)	0.91	(e)	0.94	(e)	0.15	(e)	155,962	13	(d)
23.81		–		0.91		(0.15)		374,814	27
5.67		–		0.91		(0.20)		373,708	55
21.47		–		1.03		(0.30)		5,258	73
0.62		–		1.04		(0.14)		94,899	117
5.07		–		1.03		(0.19)		101,063	97

4.48	(d)	1.36	(e)	1.40	(e)	(0.43	)(e)	2,787	13	(d)
23.23		–		1.36		(0.58)		3,286	27
5.19		–		1.38		(0.71)		2,789	55
20.94		–		1.46		(0.62)		2,642	73
0.17		–		1.49		(0.59)		2,517	117
4.56		–		1.48		(0.66)		3,998	97

4.39	(d)	1.51	(e)	1.56	(e)	(0.63	)(e)	761	13	(d)
23.13		–		1.51		(0.75)		748	27
5.00		–		1.53		(0.87)		865	55
20.73		–		1.60		(0.78)		1,415	73
0.01		–		1.64		(0.74)		1,012	117
4.42		–		1.63		(0.80)		941	97

See Notes to Financial Statements.	31

Financial Highlights (concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R3
5/31/2020(c)	$24.11	$(0.04)	$ 1.06	$ 1.02	$(1.35)	$23.78
11/30/2019	20.81	(0.14)	4.58	4.44	(1.14)	24.11
11/30/2018	21.64	(0.16)	1.17	1.01	(1.84)	20.81
11/30/2017	18.49	(0.13)	3.86	3.73	(0.58)	21.64
11/30/2016	21.11	(0.11)	0.03	(0.08)	(2.54)	18.49
11/30/2015	23.44	(0.15)	1.08	0.93	(3.26)	21.11
Class R4
5/31/2020(c)	24.97	(0.03)	1.12	1.09	(1.35)	24.71
11/30/2019	21.46	(0.09)	4.74	4.65	(1.14)	24.97
11/30/2018	22.21	(0.11)	1.20	1.09	(1.84)	21.46
11/30/2017	18.91	(0.08)	3.96	3.88	(0.58)	22.21
11/30/2016	21.48	(0.02)	(0.01)	(0.03)	(2.54)	18.91
6/30/2015 to 11/30/2015(g)	22.27	(0.04)	(0.75)	(0.79)	–	21.48
Class R5
5/31/2020(c)	28.71	–	1.30	1.30	(1.35)	28.66
11/30/2019	24.43	(0.04)	5.46	5.42	(1.14)	28.71
11/30/2018	24.97	(0.06)	1.36	1.30	(1.84)	24.43
11/30/2017	21.13	(0.04)	4.46	4.42	(0.58)	24.97
11/30/2016	23.64	(0.02)	0.05	0.03	(2.54)	21.13
6/30/2015 to 11/30/2015(g)	24.48	(0.02)	(0.82)	(0.84)	–	23.64
Class R6
5/31/2020(c)	28.86	0.01	1.30	1.31	(1.35)	28.82
11/30/2019	24.53	(0.03)	5.50	5.47	(1.14)	28.86
11/30/2018	25.05	(0.07)	1.39	1.32	(1.84)	24.53
11/30/2017	21.18	–	4.45	4.45	(0.58)	25.05
11/30/2016	23.65	0.01	0.06	0.07	(2.54)	21.18
6/30/2015 to 11/30/2015(g)	24.48	(0.01)	(0.82)	(0.83)	–	23.65

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	Amount is less than 0.01%.

32	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.46	(d)	1.41	(e)	1.45	(e)	(0.48	)(e)	$14,902	13	(d)
23.18		–		1.41		(0.64)		15,908	27
5.15		–		1.43		(0.76)		17,397	55
20.83		–		1.49		(0.67)		20,300	73
0.12		–		1.53		(0.63)		24,927	117
4.56		–		1.52		(0.71)		28,251	97

4.60	(d)	1.15	(e)	1.21	(e)	(0.30	)(e)	1,615	13	(d)
23.48		–		1.16		(0.40)		1,022	27
5.41		–		1.18		(0.51)		896	55
21.17		–		1.23		(0.40)		1,036	73
0.37		–		1.27		(0.12)		107	117
(3.55	)(d)	–		1.25	(e)	(0.49	)(e)	10	97

4.74	(d)	0.90	(e)	0.95	(e)	–	(e)(h)	78	13	(d)
23.79		–		0.91		(0.14)		89	27
5.67		–		0.93		(0.26)		71	55
21.51		–		0.99		(0.17)		67	73
0.63		–		1.00		(0.11)		10	117
(3.43	)(d)	–		1.00	(e)	(0.24	)(e)	10	97

4.78	(d)	0.83	(e)	0.87	(e)	0.06	(e)	8,823	13	(d)
23.86		–		0.86		(0.11)		7,181	27
5.73		–		0.86		(0.30)		9,218	55
21.60		–		0.87		(0.01)		66,144	73
0.81		–		0.86		0.04		52	117
(3.39	)(d)	–		0.86	(e)	(0.10	)(e)	10	97

See Notes to Financial Statements.	33

Financial Highlights

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2020(c)	$17.48	$ 0.06	$(3.33)	$(3.27)	$(0.05)	$(2.89)	$(2.94)
11/30/2019	20.46	0.04	0.04	0.08	–	(3.06)	(3.06)
11/30/2018	23.63	(0.07)	(0.17)	(0.24)	–	(2.93)	(2.93)
11/30/2017	24.64	(0.01)	2.11	2.10	–	(3.11)	(3.11)
11/30/2016	27.17	(0.02)	2.55	2.53	–	(5.06)	(5.06)
11/30/2015	33.61	(0.04)	1.33	1.29	–	(7.73)	(7.73)
Class C
5/31/2020(c)	8.23	0.01	(1.19)	(1.18)	(0.01)	(2.89)	(2.90)
11/30/2019	11.50	(0.04)	(0.17)	(0.21)	–	(3.06)	(3.06)
11/30/2018	14.67	(0.13)	(0.11)	(0.24)	–	(2.93)	(2.93)
11/30/2017	16.55	(0.11)	1.34	1.23	–	(3.11)	(3.11)
11/30/2016	20.13	(0.13)	1.61	1.48	–	(5.06)	(5.06)
11/30/2015	27.04	(0.18)	1.00	0.82	– (f)	(7.73)	(7.73)
Class F
5/31/2020(c)	17.66	0.07	(3.37)	(3.30)	(0.08)	(2.89)	(2.97)
11/30/2019	20.61	0.06	0.05	0.11	–	(3.06)	(3.06)
11/30/2018	23.75	(0.04)	(0.17)	(0.21)	–	(2.93)	(2.93)
11/30/2017	24.72	0.02	2.12	2.14	–	(3.11)	(3.11)
11/30/2016	27.20	0.01	2.57	2.58	–	(5.06)	(5.06)
11/30/2015	33.66	– (f)	1.33	1.33	(0.06)	(7.73)	(7.79)
Class F3
5/31/2020(c)	21.58	0.10	(4.28)	(4.18)	(0.10)	(2.89)	(2.99)
11/30/2019	24.39	0.12	0.13	0.25	–	(3.06)	(3.06)
11/30/2018	27.54	– (f)	(0.19)	(0.19)	(0.03)	(2.93)	(2.96)
4/4/2017 to 11/30/2017(h)	25.41	0.05	2.08	2.13	–	–	–
Class I
5/31/2020(c)	21.45	0.09	(4.24)	(4.15)	(0.10)	(2.89)	(2.99)
11/30/2019	24.28	0.10	0.13	0.23	–	(3.06)	(3.06)
11/30/2018	27.44	(0.02)	(0.19)	(0.21)	(0.02)	(2.93)	(2.95)
11/30/2017	28.06	0.05	2.44	2.49	–	(3.11)	(3.11)
11/30/2016	30.13	0.03	2.96	2.99	–	(5.06)	(5.06)
11/30/2015	36.46	0.03	1.47	1.50	(0.10)	(7.73)	(7.83)
Class P
5/31/2020(c)	16.38	0.05	(3.09)	(3.04)	(0.02)	(2.89)	(2.91)
11/30/2019	19.42	0.01	0.01	0.02	–	(3.06)	(3.06)
11/30/2018	22.61	(0.11)	(0.15)	(0.26)	–	(2.93)	(2.93)
11/30/2017	23.75	(0.05)	2.02	1.97	–	(3.11)	(3.11)
11/30/2016	26.43	(0.07)	2.45	2.38	–	(5.06)	(5.06)
11/30/2015	32.95	(0.10)	1.31	1.21	–	(7.73)	(7.73)

34	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$11.27	(22.87	)(d)	1.23	(e)	1.12 (e)	$179,867	32	(d)
17.48	2.56		1.20		0.25	267,864	95
20.46	(0.97)		1.18		(0.33)	327,333	42
23.63	9.43		1.18		(0.05)	385,542	56
24.64	13.14		1.21		(0.11)	416,989	44
27.17	4.76		1.21		(0.15)	456,843	44

4.15	(23.17	)(d)	1.99	(e)	0.39 (e)	5,353	32	(d)
8.23	1.81		1.95		(0.50)	9,231	95
11.50	(1.70)		1.93		(1.08)	11,331	42
14.67	8.64		1.93		(0.76)	25,985	56
16.55	12.32		1.96		(0.86)	33,269	44
20.13	3.97		1.96		(0.91)	35,312	44

11.39	(22.86	)(d)	1.08	(e)	1.28 (e)	6,276	32	(d)
17.66	2.70		1.05		0.35	10,522	95
20.61	(0.81)		1.03		(0.18)	21,981	42
23.75	9.58		1.03		0.09	23,759	56
24.72	13.35		1.06		0.04	35,213	44
27.20	4.90		1.06		(0.01)	24,246	44

14.41	(22.79	)(d)	0.87	(e)	1.47 (e)	22,613	32	(d)
21.58	2.88		0.86		0.59	29,679	95
24.39	(0.62)		0.84		– (g)	33,319	42
27.54	8.38	(d)	0.84	(e)	0.30 (e)	32,548	56

14.31	(22.80	)(d)	0.98	(e)	1.38 (e)	308,312	32	(d)
21.45	2.85		0.95		0.50	411,532	95
24.28	(0.72)		0.92		(0.08)	466,928	42
27.44	9.70		0.93		0.19	621,900	56
28.06	13.43		0.96		0.14	679,954	44
30.13	5.01		0.96		0.09	736,890	44

10.43	(23.01	)(d)	1.43	(e)	0.91 (e)	14,453	32	(d)
16.38	2.41		1.40		0.05	20,819	95
19.42	(1.17)		1.38		(0.54)	25,895	42
22.61	9.21		1.38		(0.26)	35,174	56
23.75	12.90		1.42		(0.31)	46,606	44
26.43	4.57		1.42		(0.36)	58,957	44

See Notes to Financial Statements.	35

Financial Highlights (concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2020(c)	$16.14	$ 0.04	$(3.04)	$(3.00)	$ –	$(2.89)	$(2.89)
11/30/2019	19.21	(0.01)	– (f)	(0.01)	–	(3.06)	(3.06)
11/30/2018	22.43	(0.14)	(0.15)	(0.29)	–	(2.93)	(2.93)
11/30/2017	23.62	(0.09)	2.01	1.92	–	(3.11)	(3.11)
11/30/2016	26.33	(0.09)	2.44	2.35	–	(5.06)	(5.06)
11/30/2015	32.90	(0.14)	1.30	1.16	–	(7.73)	(7.73)
Class R3
5/31/2020(c)	16.46	0.05	(3.11)	(3.06)	(0.02)	(2.89)	(2.91)
11/30/2019	19.50	–	0.02	0.02	–	(3.06)	(3.06)
11/30/2018	22.70	(0.11)	(0.16)	(0.27)	–	(2.93)	(2.93)
11/30/2017	23.84	(0.06)	2.03	1.97	–	(3.11)	(3.11)
11/30/2016	26.51	(0.07)	2.46	2.39	–	(5.06)	(5.06)
11/30/2015	33.04	(0.10)	1.30	1.20	–	(7.73)	(7.73)
Class R4
5/31/2020(c)	17.49	0.06	(3.35)	(3.29)	(0.02)	(2.89)	(2.91)
11/30/2019	20.47	0.05	0.03	0.08	–	(3.06)	(3.06)
11/30/2018	23.64	(0.07)	(0.17)	(0.24)	–	(2.93)	(2.93)
11/30/2017	24.65	(0.02)	2.12	2.10	–	(3.11)	(3.11)
11/30/2016	27.17	(0.05)	2.59	2.54	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(i)	27.41	(0.03)	(0.21)	(0.24)	–	–	–
Class R5
5/31/2020(c)	21.47	0.09	(4.25)	(4.16)	(0.10)	(2.89)	(2.99)
11/30/2019	24.31	0.13	0.09	0.22	–	(3.06)	(3.06)
11/30/2018	27.47	(0.03)	(0.17)	(0.20)	(0.03)	(2.93)	(2.96)
11/30/2017	28.08	0.03	2.47	2.50	–	(3.11)	(3.11)
11/30/2016	30.14	0.04	2.96	3.00	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(i)	30.37	– (f)	(0.23)	(0.23)	–	–	–
Class R6
5/31/2020(c)	21.57	0.10	(4.27)	(4.17)	(0.10)	(2.89)	(2.99)
11/30/2019	24.38	0.11	0.14	0.25	–	(3.06)	(3.06)
11/30/2018	27.53	– (f)	(0.19)	(0.19)	(0.03)	(2.93)	(2.96)
11/30/2017	28.12	0.07	2.45	2.52	–	(3.11)	(3.11)
11/30/2016	30.15	0.07	2.96	3.03	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(i)	30.37	0.01	(0.23)	(0.22)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Amount is less than 0.01%.
(h)	Commenced on April 4, 2017.
(i)	Commenced on June 30, 2015.

36	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.25	(23.06	)(c)	1.59	(e)	0.78	(e)	$ 344	32	(d)
16.14	2.25		1.55		(0.09)		603	95
19.21	(1.33)		1.53		(0.68)		656	42
22.43	9.03		1.53		(0.41)		682	56
23.62	12.81		1.57		(0.42)		381	44
26.33	4.38		1.56		(0.55)		288	44

10.49	(23.02	)(c)	1.48	(e)	0.88	(e)	4,139	32	(d)
16.46	2.33		1.45		0.01		5,713	95
19.50	(1.16)		1.43		(0.54)		6,080	42
22.70	9.17		1.42		(0.29)		7,728	56
23.84	12.89		1.44		(0.33)		7,238	44
26.51	4.52		1.44		(0.39)		6,395	44

11.29	(22.93	)(c)	1.23	(e)	1.09	(e)	987	32	(d)
17.49	2.55		1.20		0.28		2,750	95
20.47	(0.96)		1.18		(0.33)		1,851	42
23.64	9.43		1.18		(0.08)		3,448	56
24.65	13.19		1.19		(0.20)		1,234	44
27.17	(0.88	)(c)	1.16	(e)	(0.23	)(e)	10	44

14.32	(22.82	)(c)	0.98	(e)	1.39	(e)	36	32	(d)
21.47	2.85		0.93		0.64		55	95
24.31	(0.74)		0.92		(0.10)		13	42
27.47	9.73		0.92		0.12		345	56
28.08	13.46		0.94		0.17		15	44
30.14	(0.76	)(c)	0.90	(e)	0.02	(e)	10	44

14.41	(22.75	)(c)	0.87	(e)	1.48	(e)	7,476	32	(d)
21.57	2.89		0.86		0.54		8,129	95
24.38	(0.62)		0.84		–	(g)	20,220	42
27.53	9.79		0.84		0.28		23,145	56
28.12	13.58		0.85		0.27		28,895	44
30.15	(0.72	)(c)	0.83	(e)	0.09	(e)	10	44

See Notes to Financial Statements.	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund” formerly, “Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eleven active share classes at May 31, 2020: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective June 30, 2020, Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The first conversion of Class C to A Shares under this new policy would take place on July 25, 2020 for all Class C shares that were held for more than eight years as of June 30, 2020. Prior to June 30, 2020, Class C shares converted following the tenth anniversary of the month on which the purchase order was accepted. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or

Notes to Financial Statements (unaudited)(continued)

system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2016 through November 30, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P,

Notes to Financial Statements (unaudited)(continued)

R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity.

Notes to Financial Statements (unaudited)(continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for Dividend Growth Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.49%

The management fee for Growth Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

The management fee for Small Cap Value Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2020, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Dividend Growth Fund	.55%
Growth Opportunities Fund	.72%
Small Cap Value Fund	.75%

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the period from April 1, 2020 and continuing through March 31, 2021, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

Growth Opportunities Fund
Classes
A, C, F, I, P, R2, R3, R4 and R5	0.81%
F3 and R6	0.75%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	-	.25%	.25%	.25%	.25%
Distribution	-	.75%	.10%	.20%	.35%	.25%	–*

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the six months ended May 31, 2020, and continuing through March 31, 2021, the Distributor has contractually agreed to waive Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F. This agreement may be terminated only by the Funds’ Board of Directors.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2020:

	Distributor Commissions	Dealers’ Concessions
Dividend Growth Fund	$194,704	$1,046,627
Growth Opportunities Fund	41,088	222,487
Small Cap Value Fund	11,048	59,122

Distributor received the following amount of CDSCs for the six months ended May 31, 2020:

	Class A	Class C
Dividend Growth Fund	$21,244	$7,581
Growth Opportunities Fund	3,949	669
Small Cap Value Fund	914	153

Other Related Parties

As of May 31, 2020, the percentages of Growth Opportunities Fund’s and Small Cap Value Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

Underlying Funds
Fund of Funds	Growth Opportunities Fund	Small Cap Value Fund
Alpha Strategy Fund	–	23.54%
Multi-Asset Balanced Opportunities Fund	15.63%	–
Multi-Asset Income Fund	4.75%	–

Notes to Financial Statements (unaudited)(continued)

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly for Dividend Growth Fund and annually for Growth Opportunities Fund and Small Cap Value Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2020 and fiscal year ended November 30, 2019 were as follows:

	Dividend Growth Fund		Growth Opportunities Fund
	Six Months Ended		Six Months Ended
	5/31/2020 (unaudited)	Year Ended 11/30/2019	5/31/2020 (unaudited)	Year Ended 11/30/2019
Distributions paid from:
Ordinary income	$19,106,507	$70,041,461	$–	$8,156,688
Net long-term capital gains	106,129,427	118,733,710	43,463,848	31,351,508
Total distributions paid	$125,235,934	$188,775,171	$43,463,848	$39,508,196

	Small Cap Value Fund
	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019
Distributions paid from:
Ordinary income	$2,988,700	$7,597,559
Net long-term capital gains	113,165,682	116,541,602
Total distributions paid	$116,154,382	$124,139,161

As of May 31, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,072,678,975	$422,383,988	$628,494,050
Gross unrealized gain	343,744,535	242,136,111	54,346,852
Gross unrealized loss	(60,338,463)	(16,111,962)	(124,699,859)
Net unrealized security gain (loss)	$283,406,072	$226,024,149	$(70,353,007)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales and other financial instruments.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2020 were as follows:

	Purchases	Sales
Dividend Growth Fund	$1,023,924,895	$1,079,741,463
Growth Opportunities Fund	85,811,805	308,808,633
Small Cap Value Fund	203,152,329	251,412,036

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2020.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2020, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/Loss
Dividend Growth Fund	$–	$6,976,865	$79,154
Growth Opportunities Fund	121,377	27,657	(7,273)
Small Cap Value Fund	–	1,684,615	632,066

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended May 31, 2020 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of May 31, 2020, the Fund had futures contracts with unrealized appreciation of $657,144. Amounts of $(2,539,695) and $429,656 are included in the Statement of Operations related to futures contracts under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 81.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

	Dividend Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$11,506,289	$–	$11,506,289
Total	$11,506,289	$–	$11,506,289

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$11,506,289	$–	$–	$(11,506,289)	$–
Total	$11,506,289	$–	$–	$(11,506,289)	$–

	Growth Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$3,701,701	$–	$3,701,701
Total	$3,701,701	$–	$3,701,701

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,701,701	$–	$–	$(3,701,701)	$–
Total	$3,701,701	$–	$–	$(3,701,701)	$–

	Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$7,068,366	$–	$7,068,366
Total	$7,068,366	$–	$7,068,366

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$7,068,366	$–	$–	$(7,068,366)	$–
Total	$7,068,366	$–	$–	$(7,068,366)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2020.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended May 31, 2020, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a Syndicated Facility with various lenders for $1.17 billion whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended May 31, 2020, the Participating Funds entered a Bilateral Facility with SSB for $330 million, $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended May 31, 2020, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-ended management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary emergency purposes subject to the limitations and conditions.

For the six months ended May 31, 2020, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

Notes to Financial Statements (unaudited)(continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of May 31, 2020, the market value of securities loaned and collateral received for the Funds was as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Lord Abbett Small Cap Value Fund	$5,679,092	$5,847,500

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. Also, equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Notes to Financial Statements (unaudited)(continued)

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts and foreign companies and emerging markets, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks, especially over the short term. The securities of small companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Geopolitical and other events (e.g., wars, events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent a Fund from implementing its investment strategies and achieving its investment objective.

These factors, and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Dividend Growth Fund	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,109,068	$144,371,066	13,265,950	$198,198,665
Converted from Class C*	326,408	4,806,747	1,113,778	17,297,915
Reinvestment of distributions	5,322,824	83,516,958	9,147,008	126,629,997
Shares reacquired	(12,192,640)	(175,083,596)	(21,119,867)	(316,406,189)
Increase	3,565,660	$57,611,175	2,406,869	$25,720,388

Notes to Financial Statements (unaudited)(continued)

Dividend Growth Fund	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,519,335	$22,106,405	2,154,758	$31,384,476
Reinvestment of distributions	594,006	9,260,559	1,155,376	15,642,010
Shares reacquired	(2,134,746)	(30,347,240)	(3,582,649)	(52,607,279)
Converted to Class A*	(331,474)	(4,806,747)	(1,130,097)	(17,297,915)
Decrease	(352,879)	$(3,787,023)	(1,402,612)	$(22,878,708)

Class F Shares
Shares sold	4,948,757	$74,353,982	7,819,311	$118,138,746
Reinvestment of distributions	698,869	10,968,618	1,142,528	15,851,735
Shares reacquired	(7,263,300)	(97,457,489)	(6,169,310)	(91,736,443)
Increase (decrease)	(1,615,674)	$(12,134,889)	2,792,529	$42,254,038

Class F3 Shares
Shares sold	2,054,490	$31,008,487	2,438,430	$37,587,629
Reinvestment of distributions	652,333	10,360,258	1,098,016	15,450,243
Shares reacquired	(1,785,333)	(26,378,653)	(3,005,386)	(46,256,348)
Increase	921,490	$14,990,092	531,060	$6,781,524

Class I Shares
Shares sold	382,991	$5,678,032	652,609	$10,022,276
Reinvestment of distributions	131,624	2,089,589	236,493	3,310,251
Shares reacquired	(858,113)	(12,109,595)	(987,600)	(14,864,681)
Decrease	(343,498)	$(4,341,974)	(98,498)	$(1,532,154)

Class P Shares
Shares sold	4,557	$65,116	19,513	$309,655
Reinvestment of distributions	3,444	54,613	8,400	116,116
Shares reacquired	(17,454)	(248,292)	(63,943)	(953,522)
Decrease	(9,453)	$(128,563)	(36,030)	$(527,751)

Class R2 Shares
Shares sold	3,081	$47,762	8,714	$131,325
Reinvestment of distributions	2,913	46,516	6,593	91,668
Shares reacquired	(16,611)	(222,725)	(31,868)	(484,204)
Decrease	(10,617)	$(128,447)	(16,561)	$(261,211)

Class R3 Shares
Shares sold	77,447	$1,121,635	131,270	$1,975,761
Reinvestment of distributions	49,996	783,022	96,058	1,318,002
Shares reacquired	(211,812)	(3,045,380)	(321,304)	(4,673,031)
Decrease	(84,369)	$(1,140,723)	(93,976)	$(1,379,268)

Class R4 Shares
Shares sold	52,667	$772,858	101,345	$1,496,275
Reinvestment of distributions	9,492	148,973	12,949	179,880
Shares reacquired	(57,538)	(786,482)	(53,131)	(808,074)
Increase	4,621	$135,349	61,163	$868,081

Notes to Financial Statements (unaudited)(continued)

Dividend Growth Fund	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	8,026	$121,828	15,788	$244,153
Reinvestment of distributions	871	13,770	1,372	19,225
Shares reacquired	(5,100)	(83,496)	(16,325)	(255,566)
Increase	3,797	$52,102	835	$7,812

Class R6 Shares
Shares sold	130,126	$1,990,280	143,955	$2,198,074
Reinvestment of distributions	14,354	228,386	22,483	316,755
Shares reacquired	(81,796)	(1,168,639)	(94,534)	(1,439,057)
Increase	62,684	$1,050,027	71,904	$1,075,772

Growth Opportunities Fund	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,513,877	$33,459,793	1,441,334	$31,844,210
Converted from Class C*	41,542	958,902	84,683	1,928,758
Reinvestment of distributions	839,801	19,894,886	912,312	16,969,000
Shares reacquired	(1,853,507)	(41,100,848)	(2,546,474)	(56,209,914)
Increase (decrease)	541,713	$13,212,733	(108,145)	$(5,467,946)

Class C Shares
Shares sold	195,425	$3,028,495	311,257	$4,698,466
Reinvestment of distributions	117,418	1,960,881	132,290	1,787,234
Shares reacquired	(245,242)	(3,812,677)	(475,328)	(7,575,270)
Converted to Class A*	(59,035)	(958,902)	(117,080)	(1,928,758)
Increase (decrease)	8,566	$217,797	(148,861)	$(3,018,328)

Class F Shares
Shares sold	572,601	$14,066,950	218,306	$5,138,976
Reinvestment of distributions	48,456	1,202,679	50,756	984,663
Shares reacquired	(363,098)	(8,202,366)	(310,292)	(7,003,254)
Increase (decrease)	257,959	$7,067,263	(41,230)	$(879,615)

Class F3 Shares
Shares sold	185,277	$4,890,954	67,826	$1,776,429
Reinvestment of distributions	13,528	373,366	14,609	313,063
Shares reacquired	(54,680)	(1,414,373)	(83,059)	(2,125,037)
Increase (decrease)	144,125	$3,849,947	(624)	$(35,545)

Class I Shares
Shares sold	168,821	$4,478,950	2,495,874	$65,138,657
Reinvestment of distributions	643,132	17,634,691	802,630	17,104,054
Shares reacquired	(8,429,356)	(231,454,448)	(5,543,677)	(143,674,473)
Decrease	(7,617,403)	$(209,340,807)	(2,245,173)	$(61,431,762)

Class P Shares
Shares sold	17,212	$401,856	34,169	$755,915
Reinvestment of distributions	8,007	183,757	8,270	149,527
Shares reacquired	(44,253)	(1,003,291)	(40,299)	(864,756)
Increase (decrease)	(19,034)	$(417,678)	2,140	$40,686

Notes to Financial Statements (unaudited)(continued)

Growth Opportunities Fund	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	19,252	$395,480	8,872	$179,594
Reinvestment of distributions	1,042	23,214	1,851	32,602
Shares reacquired	(19,250)	(397,176)	(21,417)	(454,426)
Increase (decrease)	1,044	$21,518	(10,694)	$(242,230)

Class R3 Shares
Shares sold	77,332	$1,684,484	93,356	$2,020,611
Reinvestment of distributions	38,682	883,104	51,923	934,613
Shares reacquired	(149,096)	(3,324,491)	(321,521)	(6,910,891)
Decrease	(33,082)	$(756,903)	(176,242)	$(3,955,667)

Class R4 Shares
Shares sold	28,055	$680,670	17,504	$400,483
Reinvestment of distributions	2,311	54,769	2,442	45,424
Shares reacquired	(5,916)	(141,475)	(20,766)	(479,311)
Increase (decrease)	24,450	$593,964	(820)	$(33,404)

Class R5 Shares
Shares sold	3,428	$91,253	70	$1,755
Reinvestment of distributions	152	4,172	155	3,310
Shares reacquired	(3,964)	(107,529)	(35)	(904)
Increase (decrease)	(384)	$(12,104)	190	$4,161

Class R6 Shares
Shares sold	84,107	$2,262,578	59,784	$1,597,805
Reinvestment of distributions	4,622	127,527	12,582	269,624
Shares reacquired	(31,403)	(848,815)	(199,297)	(4,812,716)
Increase (decrease)	57,326	$1,541,290	(126,931)	$(2,945,287)

Small Cap Value Fund	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	957,877	$12,250,138	1,872,830	$30,449,408
Converted from Class C*	9,436	114,184	20,815	347,602
Reinvestment of distributions	2,656,952	39,907,424	2,835,361	43,352,661
Shares reacquired	(2,981,908)	(39,415,519)	(5,403,532)	(90,867,447)
Increase (decrease)	642,357	$12,856,227	(674,526)	$(16,717,776)

Class C Shares
Shares sold	139,711	$650,088	194,085	$1,489,452
Reinvestment of distributions	548,260	3,042,843	396,674	2,875,880
Shares reacquired	(493,582)	(2,516,889)	(410,144)	(3,198,475)
Converted to Class A*	(25,604)	(114,184)	(44,009)	(347,602)
Increase	168,785	$1,061,858	136,606	$819,255

Class F Shares
Shares sold	78,520	$971,673	254,965	$4,279,563
Reinvestment of distributions	103,776	1,575,324	117,876	1,818,819
Shares reacquired	(227,233)	(2,987,204)	(843,596)	(14,088,571)
Decrease	(44,937)	$(440,207)	(470,755)	$(7,990,189)

Notes to Financial Statements (unaudited)(concluded)

Small Cap Value Fund	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	275,786	$3,966,267	318,431	$6,545,913
Reinvestment of distributions	212,091	4,067,898	217,669	4,096,535
Shares reacquired	(294,346)	(4,713,665)	(527,165)	(10,950,316)
Increase (decrease)	193,531	$3,320,500	8,935	$(307,868)

Class I Shares
Shares sold	2,938,962	$44,098,074	1,207,504	$24,818,399
Reinvestment of distributions	2,998,650	57,124,282	3,059,039	57,265,207
Shares reacquired	(3,574,852)	(52,430,904)	(4,313,649)	(87,640,851)
Increase (decrease)	2,362,760	$48,791,452	(47,106)	$(5,557,245)

Class P Shares
Shares sold	137,802	$1,462,236	119,222	$1,867,060
Reinvestment of distributions	250,666	3,489,270	280,453	4,024,498
Shares reacquired	(274,251)	(3,439,954)	(462,062)	(7,275,449)
Increase (decrease)	114,217	$1,511,552	(62,387)	$(1,383,891)

Class R2 Shares
Shares sold	6,264	$79,864	16,534	$250,082
Reinvestment of distributions	6,806	93,108	5,341	75,630
Shares reacquired	(16,847)	(164,934)	(18,679)	(289,601)
Increase (decrease)	(3,777)	$8,038	3,196	$36,111

Class R3 Shares
Shares sold	32,364	$356,050	40,700	$644,215
Reinvestment of distributions	70,784	990,977	66,178	954,955
Shares reacquired	(55,733)	(683,958)	(71,500)	(1,134,977)
Increase	47,415	$663,069	35,378	$464,193

Class R4 Shares
Shares sold	22,370	$299,989	85,350	$1,369,430
Reinvestment of distributions	5,169	77,794	16,872	258,148
Shares reacquired	(97,382)	(1,590,116)	(35,377)	(599,075)
Increase (decrease)	(69,843)	$(1,212,333)	66,845	$1,028,503

Class R5 Shares
Shares sold	2,958	$55,398	1,939	$40,248
Reinvestment of distributions	408	7,774	90	1,680
Shares reacquired	(3,427)	(46,793)	(2)	(43)
Increase (decrease)	(61)	$16,379	2,027	$41,885

Class R6 Shares
Shares sold	180,500	$2,615,538	177,734	$3,592,546
Reinvestment of distributions	19,026	364,918	92,024	1,730,963
Shares reacquired	(57,568)	(895,313)	(722,250)	(14,084,587)
Increase (decrease)	141,958	$2,085,143	(452,492)	$(8,761,078)

*	Effective June 30, 2020, automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020 conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

Approval of Advisory Contract

Research Fund

(Lord Abbett Dividend Growth Fund (formerly known as “Lord Abbett Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund, and Lord Abbett Small-Cap Value Fund)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Small Cap Value Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board

Approval of Advisory Contract (continued)

concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2019. As to Dividend Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three-, five-, and ten-year periods. The Board took into account changes to Dividend Growth Fund’s portfolio management team. As to Growth Opportunities Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the three-, five-, and ten-year periods, but above the median of the performance peer group for the one-year period. As to Small Cap Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-year, five-, and ten-year periods. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Dividend Growth Fund and Small Cap Value Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to Growth Opportunities Fund, the Board observed that, although the net total expense ratio of the Fund was above the median of the expense peer group, its was only one basis point higher than the median. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund

Approval of Advisory Contract (concluded)

for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Dividend Growth Fund and Small Cap Value Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Growth Opportunities Fund, the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series	LARF-3 (07/20)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 29, 2020

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 29, 2020

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 29, 2020